Accrued expenses	12 Months Ended
Dec. 31, 2012
Accrued expenses [Abstract]
Accrued expenses
(8)          Accrued expenses

Accrued expenses consist of the following (in thousands):
	December 31,
	2011	2012
Accrued consulting and professional fees	$119	$387
Accrued research and development	235	453
Accrued interest on convertible notes	—	373
Other	83	241
	$437	$1,454